UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%
	Shares	Value

CONSUMER DISCRETIONARY — 9.4%
DSW, Cl A	263,200	$4,748,128
Extended Stay America	321,600	6,358,032
Group 1 Automotive	86,927	5,176,503
Haverty Furniture	147,000	3,270,750
MDC Holdings	193,922	6,649,585
Orbotech*	224,246	7,951,763
Red Robin Gourmet Burgers*	107,200	6,410,560
Rush Enterprises, Cl A*	95,300	4,110,289
TRI Pointe Group*	643,550	8,559,215
Vista Outdoor*	256,100	5,913,349
Winnebago Industries	220,400	8,110,720

		67,258,894

CONSUMER STAPLES — 0.7%
Snyder’s-Lance	146,932	5,111,764

ENERGY — 1.3%
Carrizo Oil & Gas*	437,929	6,901,761
Whiting Petroleum*	530,600	2,785,650

		9,687,411

FINANCIAL SERVICES — 23.3%
Ameris Bancorp	197,291	9,035,928
Argo Group International Holdings	120,745	7,238,663
Banc of California	172,800	3,551,040
Boston Private Financial Holdings	379,320	5,822,562
Bryn Mawr Bank	228,039	9,680,256
ConnectOne Bancorp	346,100	7,787,250
Eagle Bancorp*	59,909	3,741,317
Enterprise Financial Services	183,274	7,248,487
First Bancorp	118,094	3,696,342
First Merchants	151,019	6,107,208
Hanmi Financial	230,338	6,599,184
Heritage Financial	343,031	9,330,443
HomeStreet*	301,191	7,906,264
HomeTrust Bancshares*	272,656	6,584,642
MGIC Investment*	764,400	8,920,548
Navigators Group	120,878	6,890,046
Pinnacle Financial Partners	84,709	5,412,905
PRA Group*	48,994	1,920,565
Seacoast Banking Corp of Florida*	130,020	3,038,567

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIAL SERVICES — continued
Simmons First National, Cl A	99,600	$5,433,180
South State	96,075	8,046,281
Southwest Bancorp	225,654	5,889,569
Sterling Bancorp	434,300	10,032,330
Stonegate Bank	24,874	1,157,885
Texas Capital Bancshares*	94,962	7,440,273
TriCo Bancshares	221,737	8,182,095

		166,693,830

HEALTH CARE — 4.9%
AMN Healthcare Services*	195,100	7,199,190
Bio-Rad Laboratories, Cl A*	32,037	7,548,878
CONMED	124,270	6,377,537
Ensign Group	328,641	7,351,699
Livanova*	104,300	6,356,042

		34,833,346

INDUSTRIALS — 16.1%
Alamo Group	38,718	3,601,161
Armstrong World Industries*	187,736	9,114,583
Atkore International Group*	309,823	6,450,515
Dycom Industries*	98,900	8,960,340
Federal Signal	398,400	7,370,400
Greif, Cl A	130,400	7,314,136
ICF International*	152,964	6,921,621
Kforce	379,318	7,093,246
Knoll	307,650	5,956,104
Knowles*	523,300	7,927,995
Lydall*	157,351	7,788,875
Matson	245,200	6,914,640
McDermott International*	1,416,495	9,589,671
Mueller Water Products, Cl A	397,100	4,606,360
MYR Group*	209,732	6,671,575
SP Plus*	269,171	8,801,892

		115,083,114

INFORMATION TECHNOLOGY — 7.8%
Acxiom*	188,100	5,073,057
Electro Scientific Industries*	258,391	2,235,082
Mitel Networks*	1,126,400	9,596,928
NetScout Systems*	167,700	5,785,650
Novanta*	294,595	10,870,556
Perficient*	404,000	7,595,200

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Verint Systems*	214,300	$8,496,995
Virtusa*	199,229	6,604,441

		56,257,909

MATERIALS — 2.3%
PH Glatfelter	318,241	6,514,393
US Concrete*	123,900	9,707,565

		16,221,958

MATERIALS & PROCESSING — 5.9%
Belden CDT	91,172	6,558,913
Brady, Cl A	192,334	6,385,489
Haynes International	128,500	4,019,480
Innophos Holdings	111,087	4,640,104
Materion	54,131	2,081,337
Quanex Building Products	423,778	9,111,227
Rogers*	80,810	9,533,156

		42,329,706

PRODUCER DURABLES — 12.2%
Actuant, Cl A	288,443	6,980,321
Albany International, Cl A	153,571	8,216,048
Allegiant Travel, Cl A	49,411	6,386,372
CBIZ*	415,511	6,170,338
Compass Diversified Holdings(A)	410,955	7,191,712
ESCO Technologies	108,175	6,674,398
Granite Construction	109,330	5,359,357
Heartland Express	329,153	6,955,003
Kaman	138,246	7,067,135
Marten Transport	344,616	5,496,636
Methode Electronics	161,154	6,405,871
Regal Beloit	102,756	8,564,713
Triumph Group	223,343	5,717,581

		87,185,485

REAL ESTATE — 8.5%
Brandywine Realty Trust†	334,948	5,630,476
CatchMark Timber Trust, Cl A†	558,700	6,430,637
Empire State Realty Trust, Cl A†	327,375	6,838,864
First Industrial Realty Trust†	226,600	6,915,832
Healthcare Realty Trust†	224,927	7,490,069
Jernigan Capital†	152,200	3,235,772
Kite Realty Group Trust†	454,143	9,323,556

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

REAL ESTATE — continued
Pebblebrook Hotel Trust†	243,677	$8,204,604
QTS Realty Trust, Cl A†	132,500	7,084,775

		61,154,585

TECHNOLOGY — 1.7%
FormFactor*	522,755	6,848,091
Integrated Device Technology*	217,459	5,684,378

		12,532,469

UTILITIES — 3.4%
IDACORP	99,147	8,562,335
NorthWestern	139,675	8,071,818
Spire	109,050	7,917,030

		24,551,183

TOTAL COMMON STOCK
(Cost $545,983,300)		698,901,654

WARRANTS — 0.0%
	Number of Warrants	Value
SAExploration Holdings, Ser B, Expires 08/01/2021*(B)	2,784	—
SAExploration Holdings, Ser A, Expires 08/01/2021*(B)	2,784	—

TOTAL WARRANTS
(Cost $–)		—

SHORT-TERM INVESTMENT — 2.2%
	Shares	Value
Dreyfus Treasury Prime Cash Management, Cl A 0.880%, (C)
(Cost $15,882,228)	15,882,228	15,882,228
TOTAL INVESTMENTS — 99.7%

(Cost $561,865,528)‡		$714,783,882

Percentages are based on Net Assets of $716,765,030.

(A)	Security considered to be a Master Limited Partnership. The total value of such security as of July 31, 2017 was $7,191,712 or 1.0% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO JULY 31, 2017 (Unaudited)

(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2017, was $0 and represented 0.0% of net assets.
(C)	The rate shown is the 7-day effective yield as of July 31, 2017.
*	Non-income producing security.
†	Real Estate Investment Trust
‡	At July 31, 2017, the tax basis cost of the Fund’s investments was $561,865,528, and the unrealized appreciation and depreciation were $179,196,713 and $(26,278,359), respectively.

Cl — Class

Ser — Series

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$698,901,654	$—	$—	$698,901,654
Warrants	—	—	—	—
Short-Term Investment	15,882,228	—	—	15,882,228

Total Investments in Securities	$714,783,882	$—	$—	$714,783,882

* Portfolio investment in warrants is considered Level 3.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ICM-QH-001-2700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017